Business Combination - Schedule of Reconciliation of Elements of Business Combination to Consolidated Statement of Cash Flows and Consolidated Statement of Redeemable Non-Controlling Interest and Stockholders' Equity (Details)
$ in Thousands
12 Months Ended
Dec. 31, 2020 USD ($)
Business Combination [Line Items]
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs	$ 99,800
Net cash contributions from Business Combination	676,863
Kensington
Business Combination [Line Items]
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs	230,128
Cash- PIPE Financing	500,000
Non-cash net assets assumed from Kensington	592
Less: Fair value of assumed common stock warrants (Restated)	109,081
Less: transaction costs and advisory fees for QuantumScape allocated to equity (Restated)	41,664
Less: transaction costs and advisory fees for Kensington (Restated)	11,372
Net Business Combination (Restated)	568,603
Less: non-cash net assets assumed from Kensington	592
Less: transaction costs and advisory fees for QuantumScape allocated to warrants (Restated)	1,245
Add: Non-cash fair value of assumed common stock warrants (Restated)	109,081
Add: accrued transaction costs and advisor fees	1,016
Net cash contributions from Business Combination	$ 676,863